Capital structure and financial items - Derivative financial instruments - Narrative (Details) - Cash flow hedges kr in Millions	12 Months Ended
Dec. 31, 2024 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, related to acquisition of businesses	kr 1,154
Other intangible assets
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset	kr 5,763